Note 15 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (loss) on derivatives	$ 4,355,657	$ (27,141)	$ (587,988)
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	4,355,657	(27,141)	(587,988)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Unrealized (Loss) / Gain [Member]
Gain (loss) on derivatives	4,223,839	153,835	(565,748)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ 131,818	$ (180,976)	$ (22,240)